SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATIONThe Company has a Long-Term Incentive Plan and two option plans in place: one option plan for the former Board of Management (per December 11, 2020 the Chief Executive Officer (''CEO'') was integrated into the Board of Directors, see note 22) and one option plan for the Company’s senior management and members of former Board of Management, not being a member of the Board of Directors (‘the option plans’). The existing
Long-Term Incentive Plan (‘LTIP’) and the two option plans remain in place after December 11, 2020 for the employees. For the CEO, as the only executive member of the new Board of Directors, a new long-term incentive plan has been designed.
On December 11, 2020, the General Meeting of Shareholders of the Company approved (i) the new Long-Term Incentive Program for executive members of the Board of Directors of Pharming Group N.V. (the “LTI program’), and (ii) the one-off transition arrangement agreed with the CEO, for the implementation of the new LTI Program. All these plans or arrangements are equity settled.
Pursuant to the one-off transition arrangement, the CEO has waived all his rights for the grant of restricted shares and option rights, respectively, under the LTIP and the existing option plans for the financial year 2020. The Remuneration Policy as adopted by our shareholders on December 11, 2020 no longer permits the grant of share options to the members of the Board of Directors. On December 22, 2020, a total number of 4,200,000 (restricted) shares was granted to the CEO in accordance with the terms of the one-off transition arrangement. Reference is made to the section Remuneration Report 2020 in the Annual Report. Following the above, the information as provided below under Board of Management, also include the information of the Board of Directors from December 11, 2020 up to December 31, 2020, unless indicated otherwise.
The total expense recognized in 2020 for share-based payment plans amounts to €7.4 million (2019: €4.4 million), of which €1.6 million relates to taxes (2019: €0.6 million). The total expense recognized in 2018 for share-based payment plans amounts to €3.9 million.
The total expenses for share based payment plans in 2020, 2019 and 2018 is specified as follows:

Share-based compensation	2020	2019	2018
Board of Management options	75	557	395
Employee options	2,594	2,157	1,285
Long term incentive plan	4,642	1,735	1,501
Bonus shares	45	—	708
Balance at December 31	7,356	4,449	3,889
Board of management and employee option plans
The costs of option plans are measured by reference to the fair value of the options at the grant date of the option. A Black-Scholes option-pricing model is used to determine the fair value of the options granted. The following assumptions were used in the model

	2020	2019
Expected time to maturity (employees)	1-4 years	1-4 years
Expected time to maturity (Board of Management)	not applicable	0.7 years
Volatility (employees)	53% - 60%	54% - 58%
Volatility (Board of Management)	not applicable	56%
Risk-free interest rate (employees)	(0.52)% - (0.27)%	(0.36)% - (0.30)%
Risk-free interest rate (Board of Management)	not applicable	0.25%
Long Term Incentive Plan
Under the LTIP, restricted shares are granted conditionally each year with shares vesting based on the market condition in which the total shareholder return performance of the Pharming share is compared to the total shareholder return of a peer group of other European biotech companies. The Company used a Monte-Carlo simulation model to determine the fair value of the awards at grant date. The range of assumptions used are:

	2020	2019	2018
Volatilities	54%	56%	56%
Risk-free interest rates	(0.24)%	(0.21)%	(0.41)%
Dividend yields	0.00%	0.00%	0.00%

An overview of the number of LTIP shares granted in 2018-2020 and in total as well as the fair value per share award is as follows:

Participant category	2020	2019	2018	Total
Non Executive members of the Board of Directors	—	205,000	100,000	305,000
Executive Members of the Board of Directors	—	201,050	130,131	331,181
Executive Committee	105,000	326,807	186,220	618,027
Senior managers	930,000	1,830,000	965,000	3,725,000
Total	1,035,000	2,562,857	1,381,351	4,979,208
Fair value per share award (€)	0.752	0.345	0.671
The following table provides an overview of LTIP shares granted, forfeited or issued in 2018-2020 as well as the number of LTIP shares reserved at December 31, 2020:

Participant category	Granted	Forfeited	Not vested	Reserved at December 31, 2020
Non Executive members of the Board of Directors	305,000	(20,000)	(46,187)	238,813
Executive Members of the Board of Directors	331,181	0	(97,273)	233,908
Executive Committee	618,027	(85,005)	(76,432)	456,590
Senior managers	3,725,000	(81,210)	(619,969)	3,023,821
Total	4,979,208	(186,215)	(839,861)	3,953,132

The 2018 shares did vest at the end of the vesting period (December 31, 2020) and a total of 50% of the granted LTIP shares were issued. LTIP shares reserved at December 31, 2020 relate to the 2019 shares available for participants still in service at the end of 2019. The Company expensed amounts of €0.9 million in 2020 (2019: €1.1 million, €0.9 million in 2018).
Long-term incentive plan expenses decreased due to exclusion of former Board of Management and former Board of Supervisory Directors.

Transition arrangement for the Chief Executive Officer
On December 22, 2020, a total number of 4,200,000 (restricted) shares was granted to the CEO in accordance with the terms of the one-off transition arrangement. These shares will vest in three equal annual tranches in Q1 2021, Q1 2022 and Q1 2023, subject to the pro-rata achievement of the long-term targets under the new LTI program.

Option plans
An overview of activity in the number of options for the years 2020, 2019 and 2018 is as follows:

	2020		2019		2018
	Number	Weighted Average Exercise Price (€)	Number	Weighted Average Exercise Price (€)	Number	Weighted Average Exercise Price (€)
Balance at January 1	40,327,537	0.923	34,320,956	0.532	54,901,629	0.408
Expired	(3,281)	0.294	(4,430,757)	1.022	(76,702)	0.071
Granted pre 2018					525,453	0.335
Exercised	(5,343,268)	0.443	(7,913,912)	0.344	(26,993,174)	0.291
Granted under plan for:
Board of Management	—	—	4,400,000	0.805	—	—
Employees	15,536,750	0.974	14,085,000	0.734	6,320,000	0.770
Forfeited under plan for:
Board of Management	—	—	—	—	—	—
Employees	(411,250)	0.521	(133,750)	0.712	(356,250)	0.320
Balance at December 31	50,106,488	0.740	40,327,537	0.923	34,320,956	0.532
- Vested	19,675,875	0.583	12,797,424	0.401	16,614,702	0.302
- Unvested	30,430,613	0.842	27,530,113	0.719	17,706,254	0.757
Exercised options 2020
In 2020 a total of 5,343,268 options have been exercised with an average exercise price of €0.443. In 2019 a total of 7,913,912 options have been exercised with an average exercise price of €0.344.
All options outstanding at December 31, 2020 are exercisable with the exception of the unvested options granted to the employees still in service. The 2020 share options for the employees vest after one year under the condition the employees are still in service at vesting date.
Exercise prices of options outstanding at December 31, 2020, December 31, 2019 and December 31, 2018 and the exercise values are in the following ranges:

	2020		2019		2018
Exercise prices in €	Number	Exercise value in €’000	Number	Exercise value in €’000	Number	Exercise value in €’000
0.063 - 0.25	3,225,000	674	4,737,500	990	6,578,837	1,375
0.25 - 0.50	6,742,863	2,259	9,187,537	3,100	14,757,996	4,994
0.50 – 0.75	12,974,375	9,458	13,202,500	9,625	824,121	416
0.75 – 2.50	27,164,250	24,686	13,200,000	11,324	12,160,002	11,466
Balance at December 31	50,106,488	37,077	40,327,537	25,039	34,320,956	18,251
Granted options to employees
In 2020, the Company granted 15,536,750 options to employees with a weighted average exercise price of €0.974; fair values for options granted in 2020 were in the range of €0.201 - €0.612. In 2019, the Company granted 14,085,000 options to employees with a weighted average exercise price of €0.734; fair values for options granted in 2019 were in the range of €0.170 - €0.307. In 2018, the Company granted 6,320,000 options to employees with a weighted average exercise price of €0.770; fair values for options granted in 2018 were in the range of €0.274 - €0.418.
Granted options to former Board of Management
In 2020 no options were granted to former Board of Directors.